THE ALGER FUNDS
QUARTERLY REPORT
July 31, 2025 (UNAUDITED)

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.8%
AEROSPACE & DEFENSE—1.4%
HEICO Corp.	29,500	$ 9,640,600
HEICO Corp., Cl. A	49,481	12,770,551
TransDigm Group, Inc.	6,331	10,183,160

		32,594,311
APPLICATION SOFTWARE—5.3%
AppLovin Corp., Cl. A*	294,814	115,183,830
Cadence Design Systems, Inc.*	16,676	6,079,569
Palantir Technologies, Inc., Cl. A*	18,627	2,949,586

		124,212,985
AUTOMOBILE MANUFACTURERS—1.6%
Tesla, Inc.*	122,387	37,728,240
AUTOMOTIVE RETAIL—0.3%
Carvana Co.*	15,092	5,888,446
BIOTECHNOLOGY—1.4%
Abivax SA ADR*	106,124	7,616,519
Natera, Inc.*	197,506	26,398,652

		34,015,171
BROADLINE RETAIL—9.1%
Amazon.com, Inc.*	832,192	194,824,469
MercadoLibre, Inc.*	8,185	19,430,290

		214,254,759
BUILDING PRODUCTS—0.0%
Builders FirstSource, Inc.*	9,200	1,169,596
CASINOS & GAMING—0.2%
DraftKings, Inc., Cl. A*	105,851	4,767,529
COAL & CONSUMABLE FUELS—0.3%
Cameco Corp.	89,368	6,696,344
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.1%
Wabtec Corp.	11,120	2,135,596
CONSTRUCTION MATERIALS—0.6%
James Hardie Industries PLC*	461,343	11,967,237
Martin Marietta Materials, Inc.	4,304	2,474,284

		14,441,521
CONSUMER STAPLES MERCHANDISE RETAIL—0.1%
Walmart, Inc.	28,021	2,745,498
ELECTRIC UTILITIES—1.2%
Constellation Energy Corp.	44,719	15,555,057
NRG Energy, Inc.	78,426	13,112,827

		28,667,884
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.8% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—2.3%
Eaton Corp. PLC	13,612	$ 5,236,809
Vertiv Holdings Co., Cl. A	328,675	47,855,080

		53,091,889
ELECTRONIC COMPONENTS—0.3%
Coherent Corp.*	72,732	7,825,963
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.1%
Itron, Inc.*	20,979	2,612,725
ENVIRONMENTAL & FACILITIES SERVICES—1.6%
GFL Environmental, Inc.	731,214	36,809,313
FINANCIAL EXCHANGES & DATA—0.8%
S&P Global, Inc.	35,836	19,749,220
HEALTH CARE DISTRIBUTORS—0.4%
Cardinal Health, Inc.	53,822	8,354,251
HEALTHCARE EQUIPMENT—1.4%
Boston Scientific Corp.*	141,389	14,834,534
Glaukos Corp.*	8,581	738,738
Intuitive Surgical, Inc.*	37,654	18,114,963

		33,688,235
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—5.3%
Talen Energy Corp.*	203,923	76,995,207
Vistra Corp.	223,651	46,640,180

		123,635,387
INTERACTIVE HOME ENTERTAINMENT—2.8%
Roblox Corp., Cl. A*	178,674	24,619,490
Sea Ltd. ADR*	259,640	40,672,606

		65,292,096
INTERACTIVE MEDIA & SERVICES—10.4%
Alphabet, Inc., Cl. C	256,122	49,395,689
Meta Platforms, Inc., Cl. A	238,856	184,740,785
Pinterest, Inc., Cl. A*	307,764	11,879,690

		246,016,164
INTERNET SERVICES & INFRASTRUCTURE—1.5%
Cloudflare, Inc., Cl. A*	55,812	11,591,036
MongoDB, Inc., Cl. A*	23,539	5,599,693
Shopify, Inc., Cl. A*	19,081	2,331,889
Snowflake, Inc., Cl. A*	59,951	13,399,048
Twilio, Inc., Cl. A*	18,490	2,385,210

		35,306,876
INVESTMENT BANKING & BROKERAGE—1.6%
Robinhood Markets, Inc., Cl. A*	360,156	37,114,076
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.8% (CONT.)
LIFE SCIENCES TOOLS & SERVICES—0.0%
Danaher Corp.	3,413	$ 672,907
MOVIES & ENTERTAINMENT—3.8%
Liberty Media Corp. Series C Liberty Formula One*	104,761	10,512,766
Netflix, Inc.*	42,091	48,800,306
Spotify Technology SA*	45,560	28,545,162
TKO Group Holdings, Inc., Cl. A	10,952	1,840,046

		89,698,280
PASSENGER AIRLINES—0.4%
Delta Air Lines, Inc.	90,606	4,821,145
United Airlines Holdings, Inc.*	59,709	5,272,902

		10,094,047
PHARMACEUTICALS—0.5%
Eli Lilly & Co.	14,328	10,603,723
RESTAURANTS—0.2%
DoorDash, Inc., Cl. A*	18,366	4,596,091
SEMICONDUCTORS—20.7%
Astera Labs, Inc.*	119,560	16,347,439
Broadcom, Inc.	222,108	65,233,119
NVIDIA Corp.	1,888,823	335,964,947
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	290,022	70,075,116

		487,620,621
SYSTEMS SOFTWARE—15.7%
CyberArk Software Ltd.*	1,141	469,487
Microsoft Corp.	601,055	320,662,843
Nebius Group NV, Cl. A*	717,980	39,079,651
Oracle Corp.	25,770	6,539,653
ServiceNow, Inc.*	4,253	4,011,089

		370,762,723
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.5%
Apple, Inc.	550,917	114,353,842
Western Digital Corp.	184,996	14,557,335

		128,911,177
TRADING COMPANIES & DISTRIBUTORS—0.4%
QXO, Inc.*	149,931	3,007,616
United Rentals, Inc.	8,051	7,108,550

		10,116,166
TRANSACTION & PAYMENT PROCESSING SERVICES—1.5%
Visa, Inc., Cl. A	100,866	34,846,177
TOTAL COMMON STOCKS (Cost $732,923,578)		2,326,735,987
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—1.5%
APPLICATION SOFTWARE—1.4%
Databricks, Inc., Series J(a),*,@	217,533	$ 27,446,139
SB Technology, Inc., Series E(a),*,@	331,992	5,713,582

		33,159,721
TRANSACTION & PAYMENT PROCESSING SERVICES—0.1%
Chime Financial, Inc., Series G*,@	27,841	958,009
TOTAL PREFERRED STOCKS (Cost $27,758,357)		34,117,730
SPECIAL PURPOSE VEHICLE—0.1%
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures C, LLC, Cl. A(b),*,@		2,331,285
(Cost $2,775,000)		2,331,285

Total Investments (Cost $763,456,935)	100.4%	$2,363,185,002
Affiliated Securities (Cost $2,775,000)		2,331,285
Unaffiliated Securities (Cost $760,681,935)		2,360,853,717
Liabilities in Excess of Other Assets	(0.4)%	(8,577,663)
NET ASSETS	100.0%	$2,354,607,339

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2025
Chime Financial, Inc., Series G	8/24/21	$1,922,972	$958,009	0.1%
Crosslink Ventures C, LLC, Cl. A	10/2/20	2,775,000	2,331,285	0.1%
Databricks, Inc., Series J	12/17/24	20,121,803	27,446,139	1.2%
SB Technology, Inc., Series E	10/23/24	5,713,582	5,713,582	0.2%
Total		$30,533,357	$36,449,015	1.6%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CONCENTRATED EQUITY FUND
Schedule of Investments July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—100.2%
AEROSPACE & DEFENSE—2.6%
HEICO Corp., Cl. A	702	$ 181,179
APPLICATION SOFTWARE—5.0%
AppLovin Corp., Cl. A*	883	344,988
AUTOMOBILE MANUFACTURERS—3.8%
Ferrari NV	177	78,480
Tesla, Inc.*	609	187,737

		266,217
BIOTECHNOLOGY—1.0%
Natera, Inc.*	530	70,840
BROADLINE RETAIL—10.1%
Amazon.com, Inc.*	2,728	638,652
MercadoLibre, Inc.*	26	61,721

		700,373
ELECTRIC UTILITIES—3.0%
Constellation Energy Corp.	600	208,704
ELECTRICAL COMPONENTS & EQUIPMENT—2.2%
Vertiv Holdings Co., Cl. A	1,028	149,677
ENVIRONMENTAL & FACILITIES SERVICES—3.3%
GFL Environmental, Inc.	4,548	228,946
HEALTHCARE EQUIPMENT—0.8%
Intuitive Surgical, Inc.*	121	58,212
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—3.6%
Talen Energy Corp.*	658	248,441
INTERACTIVE HOME ENTERTAINMENT—4.2%
Roblox Corp., Cl. A*	803	110,645
Sea Ltd. ADR*	1,169	183,124

		293,769
INTERACTIVE MEDIA & SERVICES—9.7%
Alphabet, Inc., Cl. C	1,227	236,639
Meta Platforms, Inc., Cl. A	558	431,580

		668,219
INTERNET SERVICES & INFRASTRUCTURE—0.5%
Twilio, Inc., Cl. A*	269	34,701
INVESTMENT BANKING & BROKERAGE—1.8%
Robinhood Markets, Inc., Cl. A*	1,225	126,236
MOVIES & ENTERTAINMENT—3.8%
Liberty Media Corp. Series C Liberty Formula One*	1,261	126,542
Netflix, Inc.*	118	136,809

		263,351
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CONCENTRATED EQUITY FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—100.2% (CONT.)
PHARMACEUTICALS—0.9%
Eli Lilly & Co.	80	$ 59,206
SEMICONDUCTORS—25.0%
Astera Labs, Inc.*	1,116	152,591
Broadcom, Inc.	623	182,975
NVIDIA Corp.	6,110	1,086,786
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,278	308,790

		1,731,142
SYSTEMS SOFTWARE—14.1%
Microsoft Corp.	1,442	769,307
Nebius Group NV, Cl. A*	3,772	205,310

		974,617
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.6%
Apple, Inc.	855	177,472
TRADING COMPANIES & DISTRIBUTORS—0.7%
QXO, Inc.*	2,323	46,599
TRANSACTION & PAYMENT PROCESSING SERVICES—1.5%
Visa, Inc., Cl. A	290	100,186
TOTAL COMMON STOCKS (Cost $4,561,492)		6,933,075
SHORT-TERM SECURITIES—0.0%
MONEY MARKET FUNDS—0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(a)	2,660	2,660
(Cost $2,660)		2,660

Total Investments (Cost $4,564,152)	100.2%	$6,935,735
Unaffiliated Securities (Cost $4,564,152)		6,935,735
Liabilities in Excess of Other Assets	(0.2)%	(13,037)
NET ASSETS	100.0%	$6,922,698

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of July 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.8%
AEROSPACE & DEFENSE—0.9%
TransDigm Group, Inc.	4,017	$ 6,461,184
APPAREL RETAIL—0.2%
The Gap, Inc.	85,684	1,667,411
APPLICATION SOFTWARE—0.6%
Adobe, Inc.*	11,742	4,199,996
ASSET MANAGEMENT & CUSTODY BANKS—3.3%
Blackrock, Inc.	10,069	11,136,415
Blackstone, Inc.	54,731	9,466,274
Blue Owl Capital, Inc., Cl. A	160,669	3,108,945

		23,711,634
BIOTECHNOLOGY—2.4%
AbbVie, Inc.	56,153	10,614,040
Amgen, Inc.	11,723	3,459,457
Gilead Sciences, Inc.	27,251	3,060,015

		17,133,512
BROADLINE RETAIL—3.3%
Amazon.com, Inc.*	100,519	23,532,503
BUILDING PRODUCTS—0.7%
Johnson Controls International PLC	44,736	4,697,280
CABLE & SATELLITE—0.6%
Comcast Corp., Cl. A	121,494	4,037,246
COMMUNICATIONS EQUIPMENT—0.9%
Cisco Systems, Inc.	99,179	6,752,106
COMPUTER & ELECTRONICS RETAIL—0.3%
Best Buy Co., Inc.	30,662	1,994,870
CONSUMER ELECTRONICS—0.6%
Garmin, Ltd.	20,480	4,480,205
CONSUMER STAPLES MERCHANDISE RETAIL—1.1%
Walmart, Inc.	80,927	7,929,228
COPPER—0.5%
Southern Copper Corp.	39,230	3,693,897
DIVERSIFIED BANKS—5.9%
Bank of America Corp.	186,183	8,800,871
Fifth Third Bancorp	85,058	3,535,861
JPMorgan Chase & Co.	100,343	29,725,610

		42,062,342
ELECTRIC UTILITIES—0.4%
NextEra Energy, Inc.	42,622	3,028,719
ELECTRICAL COMPONENTS & EQUIPMENT—2.2%
Eaton Corp. PLC	41,103	15,813,146
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.8% (CONT.)
ELECTRONIC COMPONENTS—0.6%
Corning, Inc.	69,210	$ 4,376,840
FINANCIAL EXCHANGES & DATA—1.0%
CME Group, Inc., Cl. A	24,887	6,925,554
FOOD DISTRIBUTORS—0.4%
Sysco Corp.	36,038	2,868,625
HEALTH CARE DISTRIBUTORS—0.7%
Cardinal Health, Inc.	31,763	4,930,253
HEALTHCARE EQUIPMENT—1.3%
Abbott Laboratories	46,094	5,816,602
Medtronic PLC	35,903	3,239,887

		9,056,489
HOME IMPROVEMENT RETAIL—1.7%
The Home Depot, Inc.	33,793	12,419,265
HOUSEHOLD PRODUCTS—1.1%
The Procter & Gamble Co.	52,665	7,924,503
INDUSTRIAL CONGLOMERATES—1.3%
Honeywell International, Inc.	40,692	9,047,866
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	22,130	6,370,784
INTEGRATED OIL & GAS—3.5%
Chevron Corp.	59,275	8,988,461
Exxon Mobil Corp.	104,026	11,613,463
TotalEnergies SE ADR	70,891	4,221,559

		24,823,483
INTEGRATED TELECOMMUNICATION SERVICES—0.7%
Verizon Communications, Inc.	120,905	5,169,898
INTERACTIVE MEDIA & SERVICES—9.1%
Alphabet, Inc., Cl. A	126,942	24,360,170
Alphabet, Inc., Cl. C	99,640	19,216,570
Meta Platforms, Inc., Cl. A	27,996	21,653,226

		65,229,966
INVESTMENT BANKING & BROKERAGE—2.6%
Morgan Stanley	129,596	18,462,246
IT CONSULTING & OTHER SERVICES—0.3%
International Business Machines Corp.	9,977	2,525,678
MANAGED HEALTHCARE—0.7%
UnitedHealth Group, Inc.	19,218	4,796,044
MULTI-UTILITIES—1.0%
Consolidated Edison, Inc.	32,131	3,325,558
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.8% (CONT.)
MULTI-UTILITIES—1.0% (CONT.)
Sempra	45,544	$ 3,720,034

		7,045,592
OIL & GAS STORAGE & TRANSPORTATION—0.5%
ONEOK, Inc.	41,222	3,384,738
OTHER SPECIALTY RETAIL—0.3%
Dick's Sporting Goods, Inc.	9,080	1,920,511
PHARMACEUTICALS—4.3%
AstraZeneca PLC ADR	49,030	3,583,603
Bristol-Myers Squibb Co.	63,010	2,728,963
Eli Lilly & Co.	12,890	9,539,502
Johnson & Johnson	42,435	6,990,742
Merck & Co., Inc.	30,726	2,400,315
Novartis AG ADR	26,696	3,036,403
Pfizer, Inc.	108,194	2,519,838

		30,799,366
PROPERTY & CASUALTY INSURANCE—0.6%
The Hartford Insurance Group, Inc.	33,695	4,191,321
RAIL TRANSPORTATION—0.8%
Union Pacific Corp.	25,934	5,756,570
RESTAURANTS—1.1%
McDonald's Corp.	16,779	5,034,875
Starbucks Corp.	34,621	3,086,808

		8,121,683
SEMICONDUCTOR MATERIALS & EQUIPMENT—3.7%
KLA Corp.	29,687	26,095,764
SEMICONDUCTORS—9.7%
Broadcom, Inc.	177,770	52,211,049
QUALCOMM, Inc.	56,991	8,363,999
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	34,726	8,390,496

		68,965,544
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.8%
PepsiCo, Inc.	41,970	5,788,502
The Coca-Cola Co.	99,513	6,755,938

		12,544,440
SYSTEMS SOFTWARE—11.4%
Microsoft Corp.	142,580	76,066,430
Oracle Corp.	22,207	5,635,470

		81,701,900
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.1%
Apple, Inc.	220,063	45,678,477
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.8% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.1% (CONT.)
Dell Technologies, Inc., Cl. C	37,086	$ 4,920,941

		50,599,418
TOBACCO—1.4%
Altria Group, Inc.	77,624	4,808,030
Philip Morris International, Inc.	32,854	5,389,699

		10,197,729
TRADING COMPANIES & DISTRIBUTORS—0.6%
Ferguson Enterprises, Inc.	20,423	4,561,069
TRANSACTION & PAYMENT PROCESSING SERVICES—1.7%
Visa, Inc., Cl. A	34,971	12,081,431
TOTAL COMMON STOCKS (Cost $397,549,229)		684,089,849
MASTER LIMITED PARTNERSHIP—0.4%
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Cheniere Energy Partners LP	46,569	2,685,634
(Cost $1,899,913)		2,685,634
REAL ESTATE INVESTMENT TRUST—3.0%
HEALTH CARE—1.0%
Welltower, Inc.	43,048	7,105,934
INDUSTRIAL—0.3%
Prologis, Inc.	17,881	1,909,333
RETAIL—0.7%
Simon Property Group, Inc.	29,337	4,805,107
SPECIALIZED—0.5%
Lamar Advertising Co., Cl. A	30,628	3,744,273
TELECOM TOWER—0.5%
Crown Castle, Inc.	37,642	3,955,798
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $16,626,506)		21,520,445
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.8%
MONEY MARKET FUNDS—0.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(a)	5,520,042	$ 5,520,042
(Cost $5,520,042)		5,520,042

Total Investments (Cost $421,595,690)	100.0%	$713,815,970
Unaffiliated Securities (Cost $421,595,690)		713,815,970
Liabilities in Excess of Other Assets	(0.0)%	(13,497)
NET ASSETS	100.0%	$713,802,473

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of July 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.5%
AEROSPACE & DEFENSE—1.2%
HEICO Corp., Cl. A	1,983	$ 511,792
APPLICATION SOFTWARE—5.2%
AppLovin Corp., Cl. A*	5,701	2,227,381
BIOTECHNOLOGY—2.2%
Forte Biosciences, Inc.*	49,939	498,391
Natera, Inc.*	3,135	419,024

		917,415
BROADLINE RETAIL—10.3%
Amazon.com, Inc.*	16,843	3,943,115
MercadoLibre, Inc.*	180	427,300

		4,370,415
CONSTRUCTION MATERIALS—1.0%
James Hardie Industries PLC*	16,286	422,459
ELECTRIC UTILITIES—1.1%
Constellation Energy Corp.	1,327	461,584
ELECTRICAL COMPONENTS & EQUIPMENT—5.3%
Enovix Corp.*	58,865	788,793
Vertiv Holdings Co., Cl. A	9,966	1,451,050

		2,239,843
ELECTRONIC COMPONENTS—0.9%
Coherent Corp.*	3,508	377,461
ENVIRONMENTAL & FACILITIES SERVICES—1.5%
GFL Environmental, Inc.	13,111	660,008
FINANCIAL EXCHANGES & DATA—0.5%
Coinbase Global, Inc., Cl. A*	525	198,324
HEALTH CARE DISTRIBUTORS—0.7%
McKesson Corp.	457	316,948
HEALTHCARE EQUIPMENT—1.4%
Intuitive Surgical, Inc.*	1,255	603,768
HEALTHCARE FACILITIES—1.0%
Tenet Healthcare Corp.*	2,712	437,391
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—9.0%
Talen Energy Corp.*	7,195	2,716,616
Vistra Corp.	5,397	1,125,490

		3,842,106
INTERACTIVE HOME ENTERTAINMENT—7.4%
Roblox Corp., Cl. A*	11,250	1,550,137
Sea Ltd. ADR*	9,046	1,417,056
Take-Two Interactive Software, Inc.*	850	189,321

		3,156,514
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—94.5% (CONT.)
INTERACTIVE MEDIA & SERVICES—6.3%
Alphabet, Inc., Cl. A	5,370	$ 1,030,503
Meta Platforms, Inc., Cl. A	2,116	1,636,599

		2,667,102
INTERNET SERVICES & INFRASTRUCTURE—1.5%
MongoDB, Inc., Cl. A*	2,656	631,836
MOVIES & ENTERTAINMENT—4.9%
Netflix, Inc.*	1,211	1,404,034
Spotify Technology SA*	1,106	692,953

		2,096,987
SEMICONDUCTORS—20.1%
Astera Labs, Inc.*	12,019	1,643,358
Broadcom, Inc.	3,373	990,650
NVIDIA Corp.	27,460	4,884,310
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,391	1,060,954

		8,579,272
SYSTEMS SOFTWARE—11.9%
Microsoft Corp.	5,585	2,979,597
Nebius Group NV, Cl. A*	38,728	2,107,965

		5,087,562
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.1%
Western Digital Corp.	5,824	458,290
TOTAL COMMON STOCKS (Cost $25,231,779)		40,264,458
PREFERRED STOCKS—2.6%
APPLICATION SOFTWARE—1.2%
SB Technology, Inc., Series E(a),*,@	30,534	525,490
HEALTHCARE EQUIPMENT—1.4%
Impulse Dynamics PLC, Series F-3(a),*,@	10,403,925	593,024
TOTAL PREFERRED STOCKS (Cost $1,069,789)		1,118,514

Total Investments (Cost $26,301,568)	97.1%	$41,382,972
Unaffiliated Securities (Cost $26,301,568)		41,382,972
Other Assets in Excess of Liabilities	2.9%	1,226,368
NET ASSETS	100.0%	$42,609,340

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2025
Impulse Dynamics PLC, Series F-3	2/5/2024	$544,299	$593,024	1.4%
SB Technology, Inc., Series E	10/23/24	525,490	525,490	1.2%
Total		$1,069,789	$1,118,514	2.6%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.2%
AEROSPACE & DEFENSE—6.9%
Axon Enterprise, Inc.*	10,523	$ 7,950,021
HEICO Corp.	34,911	11,408,915

		19,358,936
APPAREL RETAIL—0.8%
Burlington Stores, Inc.*	8,675	2,367,928
APPLICATION SOFTWARE—17.1%
AppLovin Corp., Cl. A*	21,358	8,344,570
Confluent, Inc., Cl. A*	40,285	714,052
Constellation Software, Inc.	2,644	9,121,724
Datadog, Inc., Cl. A*	34,204	4,787,876
Guidewire Software, Inc.*	23,122	5,230,659
Manhattan Associates, Inc.*	20,537	4,511,157
MicroStrategy, Inc., Cl. A*	8,907	3,579,367
Palantir Technologies, Inc., Cl. A*	75,475	11,951,466

		48,240,871
ASSET MANAGEMENT & CUSTODY BANKS—1.3%
Blue Owl Capital, Inc., Cl. A	185,356	3,586,639
AUTOMOTIVE RETAIL—1.7%
Carvana Co.*	12,478	4,868,541
BIOTECHNOLOGY—1.4%
Natera, Inc.*	28,416	3,798,083
CONSTRUCTION & ENGINEERING—2.8%
Comfort Systems USA, Inc.	11,166	7,853,048
CONSTRUCTION MATERIALS—1.9%
Martin Marietta Materials, Inc.	9,432	5,422,268
ELECTRIC UTILITIES—1.1%
Constellation Energy Corp.	8,962	3,117,342
ELECTRICAL COMPONENTS & EQUIPMENT—4.0%
Vertiv Holdings Co., Cl. A	77,412	11,271,187
ELECTRONIC COMPONENTS—2.2%
Amphenol Corp., Cl. A	58,931	6,276,741
FINANCIAL EXCHANGES & DATA—0.9%
Coinbase Global, Inc., Cl. A*	6,949	2,625,054
HEALTHCARE EQUIPMENT—3.3%
Dexcom, Inc.*	61,613	4,976,482
IDEXX Laboratories, Inc.*	5,351	2,859,093
TransMedics Group, Inc.*	12,723	1,513,655

		9,349,230
HEALTHCARE SERVICES—1.7%
GeneDx Holdings Corp., Cl. A*	48,056	4,899,309
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.2% (CONT.)
HEALTHCARE TECHNOLOGY—1.4%
Veeva Systems, Inc., Cl. A*	13,960	$ 3,967,432
HEAVY ELECTRICAL EQUIPMENT—1.3%
GE Vernova, Inc.	5,672	3,745,165
HOMEFURNISHING RETAIL—1.5%
Wayfair, Inc., Cl. A*	63,246	4,151,468
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—5.0%
Talen Energy Corp.*	37,438	14,135,466
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—1.0%
RBC Bearings, Inc.*	6,953	2,693,175
INTERACTIVE HOME ENTERTAINMENT—5.8%
Roblox Corp., Cl. A*	75,368	10,384,957
Sea Ltd. ADR*	38,267	5,994,525

		16,379,482
INTERNET SERVICES & INFRASTRUCTURE—4.2%
Cloudflare, Inc., Cl. A*	57,627	11,967,975
INVESTMENT BANKING & BROKERAGE—3.3%
Robinhood Markets, Inc., Cl. A*	91,027	9,380,332
LIFE SCIENCES TOOLS & SERVICES—1.7%
Repligen Corp.*	40,192	4,705,278
MOVIES & ENTERTAINMENT—3.3%
Spotify Technology SA*	7,855	4,921,472
TKO Group Holdings, Inc., Cl. A	26,040	4,374,980

		9,296,452
PERSONAL CARE PRODUCTS—0.9%
e.l.f. Beauty, Inc.*	20,949	2,538,809
REAL ESTATE SERVICES—1.8%
CoStar Group, Inc.*	51,856	4,936,173
RESTAURANTS—5.8%
Chipotle Mexican Grill, Inc.*	65,122	2,792,432
Dutch Bros, Inc., Cl. A*	75,560	4,478,441
Wingstop, Inc.	24,356	9,190,493

		16,461,366
SEMICONDUCTORS—4.5%
Astera Labs, Inc.*	32,318	4,418,840
Marvell Technology, Inc.	64,395	5,175,426
Monolithic Power Systems, Inc.	4,541	3,229,741

		12,824,007
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.6%
IonQ, Inc.*	55,877	2,227,816
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.2% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.6% (CONT.)
Xiaomi Corp., Cl. B*	357,711	$ 2,406,662

		4,634,478
TRADING COMPANIES & DISTRIBUTORS—3.0%
FTAI Aviation Ltd.	46,827	6,443,863
United Rentals, Inc.	2,249	1,985,733

		8,429,596
TOTAL COMMON STOCKS (Cost $180,548,987)		263,281,831
PREFERRED STOCKS—3.6%
APPLICATION SOFTWARE—3.6%
Databricks, Inc., Series J(a),*,@	54,295	6,850,400
SB Technology, Inc., Series E(a),*,@	188,526	3,244,532

		10,094,932
TOTAL PREFERRED STOCKS (Cost $8,266,820)		10,094,932
SHORT-TERM SECURITIES—1.5%
MONEY MARKET FUNDS—1.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b)	4,197,084	4,197,084
(Cost $4,197,084)		4,197,084

Total Investments (Cost $193,012,891)	98.3%	$277,573,847
Unaffiliated Securities (Cost $193,012,891)		277,573,847
Other Assets in Excess of Liabilities	1.7%	4,702,129
NET ASSETS	100.0%	$282,275,976

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of July 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2025
Databricks, Inc., Series J	12/17/24	$5,022,288	$6,850,400	2.4%
SB Technology, Inc., Series E	10/23/24-12/18/24	3,244,532	3,244,532	1.2%
Total		$8,266,820	$10,094,932	3.6%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.7%
AEROSPACE & DEFENSE—6.5%
Axon Enterprise, Inc.*	7,886	$ 5,957,794
HEICO Corp.	18,565	6,067,042
Howmet Aerospace, Inc.	31,525	5,667,249

		17,692,085
APPAREL RETAIL—0.5%
Burlington Stores, Inc.*	4,974	1,357,703
APPLICATION SOFTWARE—12.1%
AppLovin Corp., Cl. A*	17,752	6,935,706
Clearwater Analytics Holdings, Inc., Cl. A*	214,838	4,352,618
Constellation Software, Inc.	2,086	7,196,640
Fair Isaac Corp.*	1,862	2,675,173
Guidewire Software, Inc.*	19,366	4,380,976
Procore Technologies, Inc.*	17,895	1,281,819
The Descartes Systems Group, Inc.*	56,965	6,018,408

		32,841,340
ASSET MANAGEMENT & CUSTODY BANKS—3.5%
Ares Management Corp., Cl. A	15,053	2,792,783
Blue Owl Capital, Inc., Cl. A	337,460	6,529,851

		9,322,634
AUTOMOTIVE RETAIL—4.1%
Carvana Co.*	17,215	6,716,777
O'Reilly Automotive, Inc.*	45,225	4,446,522

		11,163,299
BIOTECHNOLOGY—2.1%
Abivax SA ADR*	7,302	524,065
Natera, Inc.*	35,336	4,723,010
Vaxcyte, Inc.*	12,052	409,165

		5,656,240
BUILDING PRODUCTS—1.2%
Builders FirstSource, Inc.*	26,157	3,325,339
CARGO GROUND TRANSPORTATION—0.3%
Saia, Inc.*	2,982	901,280
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—0.6%
Rocket Cos., Inc., Cl. A	110,870	1,637,550
CONSTRUCTION & ENGINEERING—2.6%
Comfort Systems USA, Inc.	9,800	6,892,340
CONSTRUCTION MATERIALS—1.0%
Martin Marietta Materials, Inc.	4,650	2,673,192
ELECTRICAL COMPONENTS & EQUIPMENT—3.1%
Vertiv Holdings Co., Cl. A	57,231	8,332,834
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.7% (CONT.)
ELECTRONIC COMPONENTS—2.1%
Amphenol Corp., Cl. A	54,290	$ 5,782,428
ENVIRONMENTAL & FACILITIES SERVICES—4.2%
GFL Environmental, Inc.	226,475	11,400,752
FINANCIAL EXCHANGES & DATA—0.7%
MSCI, Inc., Cl. A	3,383	1,899,081
HEALTHCARE EQUIPMENT—1.2%
IDEXX Laboratories, Inc.*	6,196	3,310,585
HEALTHCARE TECHNOLOGY—0.3%
Veeva Systems, Inc., Cl. A*	2,733	776,719
HOME IMPROVEMENT RETAIL—0.4%
Floor & Decor Holdings, Inc., Cl. A*	15,566	1,192,978
HOMEBUILDING—1.3%
NVR, Inc.*	476	3,593,557
HOMEFURNISHING RETAIL—1.5%
Wayfair, Inc., Cl. A*	60,387	3,963,803
HOTELS RESORTS & CRUISE LINES—2.4%
Hilton Worldwide Holdings, Inc.	23,866	6,397,997
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.6%
Paylocity Holding Corp.*	9,375	1,733,250
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—5.1%
Talen Energy Corp.*	20,318	7,671,467
Vistra Corp.	29,404	6,131,910

		13,803,377
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.5%
RBC Bearings, Inc.*	3,269	1,266,214
INSURANCE BROKERS—1.3%
Ryan Specialty Holdings, Inc., Cl. A	56,721	3,470,758
INTERACTIVE HOME ENTERTAINMENT—2.5%
Roblox Corp., Cl. A*	48,747	6,716,849
INTERACTIVE MEDIA & SERVICES—0.8%
Pinterest, Inc., Cl. A*	58,864	2,272,150
INTERNET SERVICES & INFRASTRUCTURE—4.2%
Cloudflare, Inc., Cl. A*	48,467	10,065,627
Twilio, Inc., Cl. A*	9,893	1,276,197

		11,341,824
INVESTMENT BANKING & BROKERAGE—2.9%
Robinhood Markets, Inc., Cl. A*	76,488	7,882,088
IT CONSULTING & OTHER SERVICES—0.5%
Globant SA*	15,467	1,303,249
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.7% (CONT.)
LIFE SCIENCES TOOLS & SERVICES—1.8%
Repligen Corp.*	23,190	$ 2,714,853
West Pharmaceutical Services, Inc.	8,490	2,031,318

		4,746,171
MOVIES & ENTERTAINMENT—3.7%
Spotify Technology SA*	7,099	4,447,808
TKO Group Holdings, Inc., Cl. A	32,743	5,501,151

		9,948,959
PERSONAL CARE PRODUCTS—1.7%
e.l.f. Beauty, Inc.*	38,822	4,704,838
PROPERTY & CASUALTY INSURANCE—1.7%
Intact Financial Corp.	22,123	4,572,768
REAL ESTATE SERVICES—4.9%
CBRE Group, Inc., Cl. A*	52,822	8,226,498
CoStar Group, Inc.*	51,813	4,932,080

		13,158,578
RESEARCH & CONSULTING SERVICES—2.0%
Verisk Analytics, Inc.	19,126	5,330,607
RESTAURANTS—1.8%
Chipotle Mexican Grill, Inc.*	72,898	3,125,866
Wingstop, Inc.	4,788	1,806,704

		4,932,570
SEMICONDUCTORS—4.8%
Astera Labs, Inc.*	39,299	5,373,352
Marvell Technology, Inc.	55,685	4,475,404
Monolithic Power Systems, Inc.	4,380	3,115,231

		12,963,987
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.4%
Celsius Holdings, Inc.*	85,225	3,864,102
TRADING COMPANIES & DISTRIBUTORS—3.8%
FTAI Aviation Ltd.	50,559	6,957,424
United Rentals, Inc.	3,898	3,441,700

		10,399,124
TOTAL COMMON STOCKS (Cost $187,162,148)		264,525,199
PREFERRED STOCKS—0.4%
APPLICATION SOFTWARE—0.4%
SB Technology, Inc., Series E(a),*,@	59,020	1,015,734
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—0.4% (CONT.)
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	219,610	$ —
TOTAL PREFERRED STOCKS (Cost $2,003,979)		1,015,734
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	590,059	—
(Cost $315,502)		—
SPECIAL PURPOSE VEHICLE—0.5%
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Crosslink Ventures C, LLC, Cl. A(b),*,@		1,008,123
Crosslink Ventures C, LLC, Cl. B(b),*,@		402,605

		1,410,728
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,675,000)		1,410,728
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40*	2,045	—
(Cost $—)		—
SHORT-TERM SECURITIES—1.2%
MONEY MARKET FUNDS—1.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)	3,215,394	3,215,394
(Cost $3,215,394)		3,215,394

Total Investments (Cost $194,372,023)	99.8%	$270,167,055
Affiliated Securities (Cost $1,675,000)		1,410,728
Unaffiliated Securities (Cost $192,697,023)		268,756,327
Other Assets in Excess of Liabilities	0.2%	511,557
NET ASSETS	100.0%	$270,678,612

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of July 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2025
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,200,000	$1,008,123	0.4%
Crosslink Ventures C, LLC, Cl. B	2/16/20	475,000	402,605	0.1%
Prosetta Biosciences, Inc., Series D	2/6/15	988,245	—	0.0%
SB Technology, Inc., Series E	10/23/24	1,015,734	1,015,734	0.4%
Tolero CDR	2/6/17	315,502	—	0.0%
Total		$3,994,481	$2,426,462	0.9%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.0%
AEROSPACE & DEFENSE—3.2%
Bombardier, Inc., Cl. B*	36,433	$ 4,248,326
Karman Holdings, Inc.*	1,033	53,406
Loar Holdings, Inc.*	24,287	1,795,052

		6,096,784
APPAREL RETAIL—2.8%
Abercrombie & Fitch Co., Cl. A*	10,345	993,327
Aritzia, Inc.*	58,895	3,161,101
Victoria's Secret & Co.*	62,119	1,167,837

		5,322,265
APPLICATION SOFTWARE—15.8%
ACI Worldwide, Inc.*	56,429	2,401,618
Blackbaud, Inc.*	37,550	2,531,621
BlackLine, Inc.*	28,617	1,539,022
Clearwater Analytics Holdings, Inc., Cl. A*	91,679	1,857,417
Guidewire Software, Inc.*	15,278	3,456,189
InterDigital, Inc.	16,625	4,292,575
Manhattan Associates, Inc.*	5,712	1,254,698
nCino, Inc.*	61,433	1,715,517
Q2 Holdings, Inc.*	69,966	5,681,239
SPS Commerce, Inc.*	21,442	2,334,283
Vertex, Inc., Cl. A*	99,144	3,288,607

		30,352,786
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
Galaxy Digital, Inc., Cl. A*	73,363	2,084,610
Hamilton Lane, Inc., Cl. A	6,971	1,061,683

		3,146,293
AUTOMOTIVE PARTS & EQUIPMENT—0.7%
Modine Manufacturing Co.*	9,856	1,326,223
BIOTECHNOLOGY—14.3%
Abivax SA ADR*	17,518	1,257,267
Absci Corp.*	664,714	1,881,140
Akero Therapeutics, Inc.*	73,216	3,576,601
CareDx, Inc.*	123,918	1,522,333
Celcuity, Inc.*	8,249	323,072
Centessa Pharmaceuticals PLC ADR*	55,271	949,003
Forte Biosciences, Inc.*	157,755	1,574,395
Insmed, Inc.*	30,181	3,237,818
MoonLake Immunotherapeutics*	42,306	2,133,915
Natera, Inc.*	15,382	2,055,958
NewAmsterdam Pharma Co. NV*	11,164	243,487
Nuvalent, Inc., Cl. A*	44,863	3,515,016
Revolution Medicines, Inc.*	62,620	2,333,847
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.0% (CONT.)
BIOTECHNOLOGY—14.3% (CONT.)
Soleno Therapeutics, Inc.*	14,002	$ 1,210,753
Twist Bioscience Corp.*	52,305	1,755,879

		27,570,484
BUILDING PRODUCTS—2.0%
CSW Industrials, Inc.	14,932	3,874,555
CONSTRUCTION & ENGINEERING—3.2%
Construction Partners, Inc., Cl. A*	16,934	1,707,794
Tutor Perini Corp.*	93,854	4,519,070

		6,226,864
CONSUMER FINANCE—0.5%
Upstart Holdings, Inc.*	10,962	896,034
CONSUMER STAPLES MERCHANDISE RETAIL—0.8%
BJ's Wholesale Club Holdings, Inc.*	14,769	1,564,037
EDUCATION SERVICES—2.2%
Duolingo, Inc.*	5,904	2,046,031
KinderCare Learning Cos., Inc.*	36,339	349,218
Universal Technical Institute, Inc.*	56,034	1,805,415

		4,200,664
ELECTRIC UTILITIES—0.5%
IDACORP, Inc.	7,478	937,218
ELECTRICAL COMPONENTS & EQUIPMENT—1.3%
Enovix Corp.*	187,417	2,511,389
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.3%
PAR Technology Corp.*	8,078	490,981
ELECTRONIC MANUFACTURING SERVICES—1.6%
Fabrinet*	9,551	3,091,945
ENVIRONMENTAL & FACILITIES SERVICES—0.4%
Casella Waste Systems, Inc., Cl. A*	7,687	835,808
FINANCIAL EXCHANGES & DATA—0.7%
MarketAxess Holdings, Inc.	6,395	1,314,173
HEALTHCARE EQUIPMENT—2.3%
Glaukos Corp.*	16,076	1,383,983
Impulse Dynamics PLC, Series A(a),*,@	3,646,998	131,292
iRhythm Technologies, Inc.*	14,308	2,005,695
TransMedics Group, Inc.*	7,370	876,809

		4,397,779
HEALTHCARE SERVICES—4.3%
GeneDx Holdings Corp., Cl. A*	56,542	5,764,457
Guardant Health, Inc.*	62,394	2,556,906

		8,321,363
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.0% (CONT.)
HEALTHCARE SUPPLIES—0.2%
Neogen Corp.*	92,459	$ 429,934
HEALTHCARE TECHNOLOGY—0.5%
Certara, Inc.*	40,846	401,924
Health Catalyst, Inc.*	164,541	600,575

		1,002,499
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—6.0%
Gates Industrial Corp. PLC*	225,037	5,580,917
RBC Bearings, Inc.*	15,502	6,004,545

		11,585,462
INTERACTIVE MEDIA & SERVICES—0.9%
Reddit, Inc., Cl. A*	10,583	1,699,524
INTERNET SERVICES & INFRASTRUCTURE—1.1%
Wix.com Ltd.*	14,804	2,013,788
INVESTMENT BANKING & BROKERAGE—0.6%
Moelis & Co., Cl. A	16,610	1,165,025
LEISURE FACILITIES—2.5%
Life Time Group Holdings, Inc.*	34,655	995,292
Planet Fitness, Inc., Cl. A*	35,563	3,883,124

		4,878,416
LIFE SCIENCES TOOLS & SERVICES—5.8%
10X Genomics, Inc., Cl. A*	38,365	516,009
Adaptive Biotechnologies Corp.*	230,283	2,358,098
Bio-Techne Corp.	50,403	2,758,556
CryoPort, Inc.*	253,082	1,855,091
MaxCyte, Inc.*	188,744	388,813
Repligen Corp.*	17,791	2,082,792
Tempus AI, Inc.*	21,161	1,197,501

		11,156,860
OIL & GAS EXPLORATION & PRODUCTION—0.4%
Magnolia Oil & Gas Corp., Cl. A	33,135	789,276
PASSENGER AIRLINES—2.5%
Joby Aviation, Inc.*	293,469	4,889,194
PERSONAL CARE PRODUCTS—0.9%
Oddity Tech, Ltd., Cl. A*	25,636	1,796,315
RESTAURANTS—5.8%
Kura Sushi USA, Inc., Cl. A*	19,390	1,701,279
Portillo's, Inc., Cl. A*	210,032	2,091,919
Shake Shack, Inc., Cl. A*	25,646	3,086,240
The Cheesecake Factory, Inc.	33,716	2,154,789
Wingstop, Inc.	5,530	2,086,690

		11,120,917
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.0% (CONT.)
SEMICONDUCTORS—5.5%
Astera Labs, Inc.*	36,765	$ 5,026,878
Rambus, Inc.*	32,527	2,404,721
Universal Display Corp.	21,944	3,168,714

		10,600,313
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.6%
Celsius Holdings, Inc.*	23,944	1,085,621
SPECIALTY CHEMICALS—0.1%
Balchem Corp.	1,712	261,029
SYSTEMS SOFTWARE—4.4%
CyberArk Software Ltd.*	8,557	3,520,949
Nebius Group NV, Cl. A*	51,923	2,826,169
Varonis Systems, Inc.*	38,804	2,166,427

		8,513,545
TRADING COMPANIES & DISTRIBUTORS—1.7%
FTAI Aviation Ltd.	15,834	2,178,917
Xometry, Inc., Cl. A*	34,095	1,102,632

		3,281,549
TOTAL COMMON STOCKS (Cost $144,236,928)		188,746,912
PREFERRED STOCKS—0.8%
APPLICATION SOFTWARE—0.6%
SB Technology, Inc., Series E(a),*,@	61,600	1,060,136
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	50,688	—
HEALTHCARE EQUIPMENT—0.2%
Impulse Dynamics PLC, Series F-3(a),*,@	7,467,897	425,670
TOTAL PREFERRED STOCKS (Cost $1,678,927)		1,485,806
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Mirati Therapeutics, Inc. CVR(a),*,@	14,432	16,741
Tolero CDR(a),*,@	174,782	—

		16,741
PHARMACEUTICALS—0.0%
Fusion Pharmaceuticals, Inc. CVR(a),*,@	87,642	99,912
TOTAL RIGHTS (Cost $94,483)		116,653
SPECIAL PURPOSE VEHICLE—1.0%
DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Crosslink Ventures C, LLC, Cl. A(b),*,@		1,512,185
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
SPECIAL PURPOSE VEHICLE—1.0% (CONT.)
DATA PROCESSING & OUTSOURCED SERVICES—1.0% (CONT.)
Crosslink Ventures C, LLC, Cl. B(b),*,@		$ 402,604

		1,914,789
TOTAL SPECIAL PURPOSE VEHICLE (Cost $2,275,000)		1,914,789
SHORT-TERM SECURITIES—0.2%
MONEY MARKET FUNDS—0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)	374,194	374,194
(Cost $374,194)		374,194

Total Investments (Cost $148,659,532)	100.0%	$192,638,354
Affiliated Securities (Cost $2,275,000)		1,914,789
Unaffiliated Securities (Cost $146,384,532)		190,723,565
Liabilities in Excess of Other Assets	(0.0)%	(55,795)
NET ASSETS	100.0%	$192,582,559

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of July 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2025
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,800,000	$1,512,185	0.8%
Crosslink Ventures C, LLC, Cl. B	12/16/20	475,000	402,604	0.2%
Fusion Pharmaceuticals, Inc. CVR	6/5/24	—	99,912	0.0%
Impulse Dynamics PLC, Series A	2/11/22	3,646,998	131,292	0.1%
Impulse Dynamics PLC, Series F-3	2/5/24	390,695	425,670	0.2%
Mirati Therapeutics, Inc. CVR	1/24/24	—	16,741	0.0%
Prosetta Biosciences, Inc., Series D	2/16/15	228,096	—	0.0%
SB Technology, Inc., Series E	10/23/24	1,060,136	1,060,136	0.6%
Tolero CDR	2/6/17	94,483	—	0.0%
Total		$7,695,408	$3,648,540	1.9%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—92.3%
AEROSPACE & DEFENSE—2.2%
Loar Holdings, Inc.*	262,737	$ 19,418,892
APPLICATION SOFTWARE—14.2%
Agilysys, Inc.*	162,715	18,562,527
Clearwater Analytics Holdings, Inc., Cl. A*	882,838	17,886,298
Guidewire Software, Inc.*	101,913	23,054,759
Intapp, Inc.*	253,701	10,160,725
nCino, Inc.*	408,665	11,411,970
Q2 Holdings, Inc.*	262,462	21,311,914
Vertex, Inc., Cl. A*	609,474	20,216,253

		122,604,446
ASSET MANAGEMENT & CUSTODY BANKS—2.6%
Galaxy Digital, Inc., Cl. A*	785,216	22,271,210
AUTOMOTIVE PARTS & EQUIPMENT—2.2%
Modine Manufacturing Co.*	138,846	18,683,118
BIOTECHNOLOGY—7.6%
Abivax SA ADR*	135,048	9,692,395
Absci Corp.*	1,870,103	5,292,391
Akero Therapeutics, Inc.*	153,594	7,503,067
CareDx, Inc.*	640,360	7,866,822
Forte Biosciences, Inc.*	496,062	4,950,699
MoonLake Immunotherapeutics*	138,122	6,966,874
Natera, Inc.*	146,189	19,539,622
Soleno Therapeutics, Inc.*	50,079	4,330,331

		66,142,201
BUILDING PRODUCTS—0.8%
CSW Industrials, Inc.	24,982	6,482,329
CONSTRUCTION & ENGINEERING—6.3%
Construction Partners, Inc., Cl. A*	178,104	17,961,788
Sterling Infrastructure, Inc.*	19,000	5,084,210
Tutor Perini Corp.*	657,163	31,642,399

		54,688,397
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—2.6%
Federal Signal Corp.	176,728	22,368,463
CONSUMER FINANCE—3.4%
Upstart Holdings, Inc.*	359,125	29,354,878
HEALTHCARE EQUIPMENT—4.3%
Glaukos Corp.*	101,188	8,711,275
Inspire Medical Systems, Inc.*	33,718	4,199,240
iRhythm Technologies, Inc.*	102,680	14,393,682
TransMedics Group, Inc.*	83,252	9,904,491

		37,208,688
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.3% (CONT.)
HEALTHCARE SERVICES—6.0%
GeneDx Holdings Corp., Cl. A*	418,336	$ 42,649,355
Guardant Health, Inc.*	222,232	9,107,068

		51,756,423
HEALTHCARE SUPPLIES—1.0%
Neogen Corp.*	1,901,178	8,840,478
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—4.2%
Talen Energy Corp.*	97,027	36,634,484
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—11.3%
Gates Industrial Corp. PLC*	878,172	21,778,665
RBC Bearings, Inc.*	135,091	52,326,148
SPX Technologies, Inc.*	129,589	23,635,738

		97,740,551
INTERNET SERVICES & INFRASTRUCTURE—0.8%
GDS Holdings, Ltd. ADR*	201,762	7,277,555
LIFE SCIENCES TOOLS & SERVICES—11.0%
Adaptive Biotechnologies Corp.*	1,631,590	16,707,482
BioLife Solutions, Inc.*	1,125,792	23,934,338
CryoPort, Inc.*	1,455,226	10,666,806
Repligen Corp.*	174,245	20,398,862
Stevanato Group SpA	951,635	23,514,901

		95,222,389
RESTAURANTS—6.6%
Kura Sushi USA, Inc., Cl. A*	208,884	18,327,482
Portillo's, Inc., Cl. A*	1,335,614	13,302,715
Wingstop, Inc.	66,516	25,099,148

		56,729,345
SEMICONDUCTORS—1.1%
Credo Technology Group Holding, Ltd.*	86,300	9,626,765
SYSTEMS SOFTWARE—1.2%
Nebius Group NV, Cl. A*	194,440	10,583,369
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.7%
IonQ, Inc.*	144,022	5,742,157
TRADING COMPANIES & DISTRIBUTORS—2.2%
FTAI Aviation Ltd.	24,557	3,379,289
Xometry, Inc., Cl. A*	489,855	15,841,911

		19,221,200
TOTAL COMMON STOCKS (Cost $580,375,038)		798,597,338
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—3.5%
HEALTHCARE EQUIPMENT—3.5%
Impulse Dynamics PLC, Series F-3(a),(b),*,@	534,288,037	$ 30,454,418
(Cost $27,952,123)		30,454,418
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(b),*,@	11,905	—
(Cost $6,435)		—
SHORT-TERM SECURITIES—2.9%
MONEY MARKET FUNDS—2.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)	25,054,644	25,054,644
(Cost $25,054,644)		25,054,644

Total Investments (Cost $633,388,240)	98.7%	$854,106,400
Affiliated Securities (Cost $27,952,123)		30,454,418
Unaffiliated Securities (Cost $605,436,117)		823,651,982
Other Assets in Excess of Liabilities	1.3%	10,864,254
NET ASSETS	100.0%	$864,970,654

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(c)	Rate shown reflects 7-day effective yield as of July 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2025
Impulse Dynamics PLC, Series F-3	11/28/23-2/5/24	$27,952,123	$30,454,418	3.5%
Tolero CDR	2/16/17	6,435	—	0.0%
Total		$27,958,558	$30,454,418	3.5%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.8%
AEROSPACE & DEFENSE—7.9%
AAR Corp.*	166,825	$ 12,463,496
Cadre Holdings, Inc.	128,579	4,252,107
Kratos Defense & Security Solutions, Inc.*	94,824	5,566,169
Loar Holdings, Inc.*	73,089	5,402,008

		27,683,780
APPLICATION SOFTWARE—8.2%
Agilysys, Inc.*	47,854	5,459,184
BILL Holdings, Inc.*	5,241	224,577
nCino, Inc.*	208,884	5,833,086
PROS Holdings, Inc.*	162,647	2,551,931
SPS Commerce, Inc.*	86,063	9,369,249
Vertex, Inc., Cl. A*	167,564	5,558,098

		28,996,125
ASSET MANAGEMENT & CUSTODY BANKS—3.9%
Hamilton Lane, Inc., Cl. A	13,985	2,129,915
StepStone Group, Inc., Cl. A	193,022	11,457,786

		13,587,701
BIOTECHNOLOGY—10.4%
ACADIA Pharmaceuticals, Inc.*	623,268	14,852,476
Ionis Pharmaceuticals, Inc.*	3,424	147,164
Natera, Inc.*	120,195	16,065,264
Ultragenyx Pharmaceutical, Inc.*	132,317	3,614,900
Veracyte, Inc.*	78,294	1,840,692

		36,520,496
BROADLINE RETAIL—3.7%
Ollie's Bargain Outlet Holdings, Inc.*	94,648	12,931,756
CARGO GROUND TRANSPORTATION—1.2%
RXO, Inc.*	280,459	4,333,091
CONSTRUCTION & ENGINEERING—1.5%
Sterling Infrastructure, Inc.*	19,117	5,115,518
CONSUMER FINANCE—3.5%
Upstart Holdings, Inc.*	148,663	12,151,714
DIVERSIFIED SUPPORT SERVICES—3.7%
VSE Corp.	83,204	13,024,754
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.8%
Novanta, Inc.*	46,586	5,731,010
PAR Technology Corp.*	11,881	722,127

		6,453,137
ENVIRONMENTAL & FACILITIES SERVICES—6.6%
Casella Waste Systems, Inc., Cl. A*	148,269	16,121,289
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.8% (CONT.)
ENVIRONMENTAL & FACILITIES SERVICES—6.6% (CONT.)
Montrose Environmental Group, Inc.*	312,267	$ 7,085,338

		23,206,627
HEALTHCARE EQUIPMENT—8.7%
Artivion, Inc.*	380,869	11,772,661
Glaukos Corp.*	64,740	5,573,467
Impulse Dynamics PLC, Series A(a),*,@	2,986,209	107,503
Inmode, Ltd.*	123,797	1,691,067
Inspire Medical Systems, Inc.*	18,236	2,271,111
iRhythm Technologies, Inc.*	45,792	6,419,122
Tandem Diabetes Care, Inc.*	167,201	2,604,992

		30,439,923
HEALTHCARE SERVICES—1.9%
RadNet, Inc.*	124,209	6,797,959
HEALTHCARE SUPPLIES—0.6%
Neogen Corp.*	455,478	2,117,973
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.4%
First Advantage Corp.*	493,123	8,526,097
INSURANCE BROKERS—1.0%
Accelerant Holdings, Cl. A*	123,165	3,391,964
INVESTMENT BANKING & BROKERAGE—1.1%
Piper Sandler Cos.	12,668	3,994,474
LEISURE FACILITIES—3.0%
Planet Fitness, Inc., Cl. A*	95,337	10,409,847
MANAGED HEALTHCARE—3.3%
Progyny, Inc.*	494,997	11,637,379
PROPERTY & CASUALTY INSURANCE—2.0%
Palomar Holdings, Inc.*	53,013	7,023,692
REAL ESTATE SERVICES—7.2%
Compass, Inc., Cl. A*	565,234	4,487,958
FirstService Corp.	106,496	21,003,141

		25,491,099
RESTAURANTS—2.2%
Wingstop, Inc.	20,638	7,787,543
SEMICONDUCTORS—6.1%
Impinj, Inc.*	69,748	10,781,646
Semtech Corp.*	186,953	9,553,298
SiTime Corp.*	6,017	1,220,549

		21,555,493
TRADING COMPANIES & DISTRIBUTORS—5.9%
SiteOne Landscape Supply, Inc.*	90,671	12,497,184
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.8% (CONT.)
TRADING COMPANIES & DISTRIBUTORS—5.9% (CONT.)
Transcat, Inc.*	80,448	$ 6,148,641
Xometry, Inc., Cl. A*	66,624	2,154,620

		20,800,445
TOTAL COMMON STOCKS (Cost $253,949,145)		343,978,587
PREFERRED STOCKS—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	231,474	—
(Cost $1,041,633)		—
SHORT-TERM SECURITIES—0.7%
MONEY MARKET FUNDS—0.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b)	2,359,312	2,359,312
(Cost $2,359,312)		2,359,312

Total Investments (Cost $257,350,090)	98.5%	$346,337,899
Unaffiliated Securities (Cost $257,350,090)		346,337,899
Other Assets in Excess of Liabilities	1.5%	5,155,610
NET ASSETS	100.0%	$351,493,509

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of July 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2025
Impulse Dynamics PLC, Series A	2/11/22	$2,986,210	$107,503	0.0%
Prosetta Biosciences, Inc., Series D	2/6/15	1,041,633	—	0.0%
Total		$4,027,843	$107,503	0.0%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.2%
AUSTRALIA—1.3%
APPLICATION SOFTWARE—1.3%
Xero, Ltd.*	18,228	$ 2,099,148
(Cost $2,167,080)
BELGIUM—2.6%
PHARMACEUTICALS—2.6%
UCB SA	20,288	4,358,980
(Cost $3,523,494)
BRAZIL—4.1%
BROADLINE RETAIL—2.6%
MercadoLibre, Inc.*	1,813	4,303,863
DIVERSIFIED BANKS—1.5%
NU Holdings, Ltd., Cl. A*	197,528	2,413,792

TOTAL BRAZIL (Cost $3,726,912)		6,717,655
CANADA—6.7%
APPLICATION SOFTWARE—2.3%
Constellation Software, Inc.	1,082	3,732,869
DIVERSIFIED SUPPORT SERVICES—1.8%
Element Fleet Management Corp.	114,661	2,982,378
INTERNET SERVICES & INFRASTRUCTURE—2.6%
Shopify, Inc., Cl. A*	34,782	4,251,607

TOTAL CANADA (Cost $7,876,137)		10,966,854
CHINA—5.3%
HOTELS RESORTS & CRUISE LINES—2.6%
Trip.com Group Ltd. ADR	68,759	4,259,620
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.7%
Xiaomi Corp., Cl. B*	658,256	4,428,715

TOTAL CHINA (Cost $6,753,273)		8,688,335
FRANCE—4.9%
BUILDING PRODUCTS—1.4%
Cie de Saint-Gobain SA	20,249	2,322,908
HEALTHCARE SUPPLIES—1.9%
EssilorLuxottica SA	10,572	3,143,632
RESEARCH & CONSULTING SERVICES—1.6%
Bureau Veritas SA	85,935	2,646,465

TOTAL FRANCE (Cost $6,854,194)		8,113,005
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.2% (CONT.)
GERMANY—9.6%
AEROSPACE & DEFENSE—3.3%
MTU Aero Engines AG	12,587	$ 5,429,512
CONSTRUCTION MATERIALS—3.3%
Heidelberg Materials AG	23,752	5,479,462
MOVIES & ENTERTAINMENT—3.0%
CTS Eventim AG & Co. KGaA	44,015	4,970,370

TOTAL GERMANY (Cost $10,169,976)		15,879,344
GREECE—1.8%
DIVERSIFIED BANKS—1.8%
National Bank of Greece SA	207,415	2,893,141
(Cost $2,980,773)
INDIA—4.9%
DIVERSIFIED BANKS—3.2%
ICICI Bank, Ltd. ADR	155,471	5,239,373
REAL ESTATE DEVELOPMENT—1.7%
Godrej Properties, Ltd.*	120,104	2,863,744

TOTAL INDIA (Cost $7,014,635)		8,103,117
INDONESIA—2.2%
DIVERSIFIED BANKS—2.2%
PT Bank Central Asia Tbk	7,347,302	3,682,435
(Cost $4,382,132)
ITALY—2.5%
DIVERSIFIED BANKS—2.5%
FinecoBank SpA	194,737	4,146,736
(Cost $4,064,176)
JAPAN—17.0%
BROADLINE RETAIL—2.8%
Pan Pacific International Holdings Corp.	134,945	4,514,756
DIVERSIFIED BANKS—2.4%
Mizuho Financial Group, Inc.	136,002	3,989,165
INDUSTRIAL CONGLOMERATES—3.4%
Hitachi, Ltd.	183,424	5,612,894
INDUSTRIAL GASES—2.2%
Nippon Sanso Holdings Corp.	104,021	3,681,672
INTERACTIVE HOME ENTERTAINMENT—3.2%
Nintendo Co., Ltd.	63,673	5,321,722
PACKAGED FOODS & MEATS—2.1%
Toyo Suisan Kaisha, Ltd.	54,218	3,463,915
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.2% (CONT.)
JAPAN—17.0% (CONT.)
TRANSACTION & PAYMENT PROCESSING SERVICES—0.9%
GMO Payment Gateway, Inc.	25,943	$ 1,445,877

TOTAL JAPAN (Cost $21,396,156)		28,030,001
MEXICO—2.3%
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.3%
Arca Continental SAB de CV	362,323	3,777,455
(Cost $4,045,544)
NORWAY—1.9%
AEROSPACE & DEFENSE—1.9%
Kongsberg Gruppen ASA	105,249	3,145,170
(Cost $3,182,671)
SAUDI ARABIA—1.5%
IT CONSULTING & OTHER SERVICES—1.5%
Elm Co.	10,297	2,494,720
(Cost $1,213,018)
SOUTH KOREA—2.4%
SEMICONDUCTORS—2.4%
SK Hynix, Inc.	20,416	3,956,947
(Cost $2,726,306)
SPAIN—3.5%
DIVERSIFIED BANKS—3.5%
CaixaBank SA	608,206	5,722,192
(Cost $3,629,976)
SWITZERLAND—2.9%
LIFE SCIENCES TOOLS & SERVICES—2.9%
Lonza Group AG	6,758	4,710,117
(Cost $4,191,150)
TAIWAN—5.4%
SEMICONDUCTORS—5.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	36,627	8,849,816
(Cost $4,227,720)
UNITED KINGDOM—8.5%
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
3i Group PLC	58,286	3,184,874
RESEARCH & CONSULTING SERVICES—2.4%
RELX PLC	76,651	3,982,869
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.5%
Coca-Cola HBC AG*	80,095	4,162,713
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.2% (CONT.)
UNITED KINGDOM—8.5% (CONT.)
TRANSACTION & PAYMENT PROCESSING SERVICES—1.6%
Wise PLC, Cl. A*	199,764	$ 2,668,646

TOTAL UNITED KINGDOM (Cost $10,354,455)		13,999,102
UNITED STATES—3.9%
CASINOS & GAMING—1.8%
Flutter Entertainment PLC*	9,745	2,945,524
HEAVY ELECTRICAL EQUIPMENT—2.1%
GE Vernova, Inc.	5,359	3,538,494

TOTAL UNITED STATES (Cost $5,240,181)		6,484,018
TOTAL COMMON STOCKS (Cost $119,719,959)		156,818,288

MONEY MARKET FUNDS—4.7%
UNITED STATES—4.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(a)	7,845,019	7,845,019
(Cost $7,845,019)

Total Investments (Cost $127,564,978)	99.9%	$164,663,307
Unaffiliated Securities (Cost $127,564,978)		164,663,307
Other Assets in Excess of Liabilities	0.1%	121,372
NET ASSETS	100.0%	$164,784,679

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of July 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL SMALL CAP FUND
Schedule of Investments July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.3%
AUSTRALIA—1.2%
INSURANCE BROKERS—1.2%
Steadfast Group, Ltd.	6,350	$ 24,167
(Cost $25,022)
AUSTRIA—2.8%
CONSTRUCTION MATERIALS—2.8%
Wienerberger AG	1,635	54,809
(Cost $59,825)
BELGIUM—2.3%
HEALTH CARE DISTRIBUTORS—2.3%
Fagron SA	1,864	46,091
(Cost $49,956)
BRAZIL—2.5%
AEROSPACE & DEFENSE—2.5%
Embraer SA ADR	873	50,267
(Cost $51,050)
CANADA—3.9%
APPLICATION SOFTWARE—1.0%
The Descartes Systems Group, Inc.*	196	20,707
DIVERSIFIED SUPPORT SERVICES—2.9%
Element Fleet Management Corp.	2,196	57,119

TOTAL CANADA (Cost $75,232)		77,826
DENMARK—2.0%
PHARMACEUTICALS—2.0%
ALK-abello A/S, Cl. B*	1,331	38,617
(Cost $39,461)
FRANCE—4.1%
DIVERSIFIED SUPPORT SERVICES—1.7%
Elis SA	1,263	34,821
OIL & GAS STORAGE & TRANSPORTATION—2.4%
Gaztransport Et Technigaz SA	251	47,210

TOTAL FRANCE (Cost $85,530)		82,031
GERMANY—8.3%
AEROSPACE & DEFENSE—1.2%
Hensoldt AG	219	24,003
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—1.2%
RENK Group AG	300	23,288
DRUG RETAIL—1.9%
Redcare Pharmacy NV*	327	36,196
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL SMALL CAP FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.3% (CONT.)
GERMANY—8.3% (CONT.)
LEISURE PRODUCTS—0.9%
tonies SE, Cl. A*	2,677	$ 18,219
MOVIES & ENTERTAINMENT—3.1%
CTS Eventim AG & Co. KGaA	545	61,544

TOTAL GERMANY (Cost $168,963)		163,250
HONG KONG—1.3%
CASINOS & GAMING—1.3%
MGM China Holdings, Ltd.	12,175	25,704
(Cost $21,028)
ISRAEL—1.9%
PERSONAL CARE PRODUCTS—1.9%
Oddity Tech, Ltd., Cl. A*	538	37,698
(Cost $40,837)
ITALY—7.4%
ASSET MANAGEMENT & CUSTODY BANKS—2.3%
Banca Generali SpA	800	44,682
CASINOS & GAMING—1.7%
Lottomatica Group SpA	1,275	34,367
CONSTRUCTION & ENGINEERING—1.3%
MAIRE SpA	1,846	25,642
LEISURE PRODUCTS—2.1%
Technogym SpA	2,740	42,276

TOTAL ITALY (Cost $142,962)		146,967
JAPAN—27.4%
APPLICATION SOFTWARE—4.0%
OBIC Business Consultants Co., Ltd.	586	33,797
Rakus Co., Ltd.	2,938	45,062
		78,859
BROADLINE RETAIL—1.8%
Ryohin Keikaku Co., Ltd.	772	36,143
DIVERSIFIED BANKS—1.5%
Rakuten Bank, Ltd.*	614	28,601
DIVERSIFIED SUPPORT SERVICES—1.9%
Japan Elevator Service Holdings Co., Ltd.	1,381	36,867
ELECTRICAL COMPONENTS & EQUIPMENT—2.8%
SWCC Corp.	938	56,153
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.1%
Anritsu Corp., Cl. B	2,043	22,021
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL SMALL CAP FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.3% (CONT.)
JAPAN—27.4% (CONT.)
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.9%
TechnoPro Holdings, Inc.	1,804	$ 57,133
INTERACTIVE MEDIA & SERVICES—2.2%
Kakaku.com, Inc.	2,531	43,018
LEISURE FACILITIES—2.9%
ROUND ONE Corp.	5,575	57,251
LIFE & HEALTH INSURANCE—1.7%
Lifenet Insurance Co.*	2,274	34,445
PACKAGED FOODS & MEATS—1.0%
Toyo Suisan Kaisha, Ltd.	301	19,230
PHARMACEUTICALS—1.9%
Santen Pharmaceutical Co., Ltd.	3,426	37,854
TRANSACTION & PAYMENT PROCESSING SERVICES—1.7%
GMO Payment Gateway, Inc.	596	33,217

TOTAL JAPAN (Cost $549,224)		540,792
SPAIN—2.7%
DIVERSIFIED BANKS—2.7%
Bankinter SA	3,713	53,000
(Cost $48,908)
SWEDEN—4.3%
INVESTMENT BANKING & BROKERAGE—2.5%
Nordnet AB	1,826	49,313
SECURITY & ALARM SERVICES—1.8%
Loomis AB	908	35,902

TOTAL SWEDEN (Cost $87,578)		85,215
SWITZERLAND—2.2%
BUILDING PRODUCTS—2.2%
Belimo Holding AG	37	43,058
(Cost $37,427)
UNITED KINGDOM—21.0%
ASSET MANAGEMENT & CUSTODY BANKS—1.8%
JTC PLC	2,921	36,109
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.6%
Oxford Instruments PLC	1,293	30,908
ENVIRONMENTAL & FACILITIES SERVICES—2.1%
Mitie Group PLC	22,204	41,173
HEALTHCARE TECHNOLOGY—1.3%
Craneware PLC	860	25,433
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL SMALL CAP FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.3% (CONT.)
UNITED KINGDOM—21.0% (CONT.)
INTERACTIVE MEDIA & SERVICES—3.5%
Baltic Classifieds Group PLC	10,771	$ 50,925
Trustpilot Group PLC*	5,678	18,725
		69,650
INVESTMENT BANKING & BROKERAGE—1.7%
Marex Group PLC	863	33,295
PACKAGED FOODS & MEATS—3.0%
Greencore Group PLC	17,250	58,548
PROPERTY & CASUALTY INSURANCE—1.4%
Beazley PLC	2,407	28,361
TRADING COMPANIES & DISTRIBUTORS—4.6%
Diploma PLC	847	59,959
Howden Joinery Group PLC	2,659	30,782
		90,741

TOTAL UNITED KINGDOM (Cost $417,693)		414,218
TOTAL COMMON STOCKS (Cost $1,900,696)		1,883,710
REAL ESTATE INVESTMENT TRUST—2.1%
UNITED KINGDOM—2.1%
INDUSTRIAL—2.1%
Tritax Big Box REIT PLC	21,922	40,778
(Cost $44,873)

MONEY MARKET FUNDS—2.7%
UNITED STATES—2.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(a)	54,295	54,295
(Cost $54,295)

Total Investments (Cost $1,999,864)	100.1%	$1,978,783
Unaffiliated Securities (Cost $1,999,864)		1,978,783
Liabilities in Excess of Other Assets	(0.1)%	(2,224)
NET ASSETS	100.0%	$1,976,559

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of July 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—85.0%
BIOTECHNOLOGY—24.5%
AbbVie, Inc.	8,231	$ 1,555,824
Abivax SA ADR*	13,729	985,330
Alnylam Pharmaceuticals, Inc.*	1,986	778,989
Ascendis Pharma A/S ADR*	2,686	466,021
BeOne Medicines, Ltd. ADR*	2,826	850,993
BioNTech SE ADR*	6,300	677,250
BridgeBio Pharma, Inc.*	20,390	963,835
Celcuity, Inc.*	16,569	648,925
Cidara Therapeutics, Inc.*	18,250	1,155,407
Forte Biosciences, Inc.*	134,574	1,343,049
Gilead Sciences, Inc.	17,175	1,928,581
Insmed, Inc.*	10,981	1,178,042
MoonLake Immunotherapeutics*	10,290	519,028
Natera, Inc.*	6,225	832,033
Nuvalent, Inc., Cl. A*	2,308	180,832
Travere Therapeutics, Inc.*	15,481	239,181
Vertex Pharmaceuticals, Inc.*	2,053	937,954

		15,241,274
HEALTH CARE DISTRIBUTORS—3.2%
Cardinal Health, Inc.	11,839	1,837,649
McKesson Corp.	270	187,256

		2,024,905
HEALTHCARE EQUIPMENT—18.0%
Abbott Laboratories	25,672	3,239,550
Boston Scientific Corp.*	18,117	1,900,836
Dexcom, Inc.*	11,527	931,036
IDEXX Laboratories, Inc.*	1,681	898,175
Impulse Dynamics PLC, Series A(a),*,@	5,000,001	180,000
Intuitive Surgical, Inc.*	1,224	588,854
Masimo Corp.*	3,987	613,161
Penumbra, Inc.*	1,343	338,798
Stryker Corp.	6,399	2,513,079

		11,203,489
HEALTHCARE FACILITIES—2.6%
Acadia Healthcare Co., Inc.*	27,303	594,386
Encompass Health Corp.	9,315	1,025,675

		1,620,061
HEALTHCARE SERVICES—4.4%
Fresenius SE & Co. KGaA	19,748	942,586
GeneDx Holdings Corp., Cl. A*	9,538	972,399
Hinge Health, Inc., Cl. A*	3,832	172,248
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—85.0% (CONT.)
HEALTHCARE SERVICES—4.4% (CONT.)
Quest Diagnostics, Inc.	3,741	$ 626,281

		2,713,514
HEALTHCARE TECHNOLOGY—7.1%
Veeva Systems, Inc., Cl. A*	4,637	1,317,835
Waystar Holding Corp.*	83,068	3,071,855

		4,389,690
LIFE SCIENCES TOOLS & SERVICES—5.8%
Adaptive Biotechnologies Corp.*	60,453	619,039
Charles River Laboratories International, Inc.*	3,867	655,998
Codexis, Inc.*	155,359	416,362
Lonza Group AG	1,382	963,211
WuXi AppTec Co., Ltd., Cl. H	73,933	986,208

		3,640,818
MANAGED HEALTHCARE—4.5%
Clover Health Investments Corp.*	210,132	607,282
HealthEquity, Inc.*	15,935	1,545,695
Humana, Inc.	2,706	676,148

		2,829,125
OTHER SPECIALTY RETAIL—1.1%
National Vision Holdings, Inc.*	27,862	675,932
PHARMACEUTICALS—13.8%
AstraZeneca PLC ADR	8,511	622,069
Eli Lilly & Co.	405	299,728
Ligand Pharmaceuticals, Inc.*	8,338	1,097,114
Nektar Therapeutics*	38,763	840,382
Novartis AG ADR	5,407	614,992
Royalty Pharma PLC, Cl. A	68,299	2,513,403
Sandoz Group Ltd.	21,420	1,224,987
Teva Pharmaceutical Industries, Ltd. ADR*	39,843	615,575
Xeris Biopharma Holdings, Inc.*	147,520	750,877

		8,579,127
TOTAL COMMON STOCKS (Cost $56,124,327)		52,917,935
PREFERRED STOCKS—4.5%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	897,366	—
HEALTHCARE EQUIPMENT—4.5%
Impulse Dynamics PLC, Series F-3(a),*,@	48,744,272	2,778,424
TOTAL PREFERRED STOCKS (Cost $6,588,282)		2,778,424
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—8.6%
HEALTH CARE—8.6%
American Healthcare REIT, Inc.	54,526	$ 2,106,885
Welltower, Inc.	19,547	3,226,623
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $4,645,651)		5,333,508
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	1,956,996	—
(Cost $1,044,373)		—
SHORT-TERM SECURITIES—1.8%
MONEY MARKET FUNDS—1.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b)	1,119,468	1,119,468
(Cost $1,119,468)		1,119,468

Total Investments (Cost $69,522,101)	99.9%	$62,149,335
Unaffiliated Securities (Cost $69,522,101)		62,149,335
Other Assets in Excess of Liabilities	0.1%	80,220
NET ASSETS	100.0%	$62,229,555

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of July 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2025
Impulse Dynamics PLC, Series A	2/11/22-6/2/23	$5,000,002	$180,000	0.3%
Impulse Dynamics PLC, Series F-3	11/28/23-2/5/24	2,550,135	2,778,424	4.5%
Prosetta Biosciences, Inc., Series D	2/6/15	4,038,147	—	0.0%
Tolero CDR	2/6/17	1,044,373	—	0.0%
Total		$12,632,657	$2,958,424	4.8%
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.8%
APPLICATION SOFTWARE—6.2%
AppLovin Corp., Cl. A*	1,630	$ 636,841
Autodesk, Inc.*	50	15,155
SailPoint, Inc.*	343	7,663

		659,659
AUTOMOBILE MANUFACTURERS—1.3%
Tesla, Inc.*	449	138,413
BIOTECHNOLOGY—0.9%
Natera, Inc.*	737	98,507
BROADLINE RETAIL—11.0%
Alibaba Group Holding Ltd. ADR	306	36,913
Amazon.com, Inc.*	4,559	1,067,307
Global-e Online Ltd.*	132	4,376
MercadoLibre, Inc.*	27	64,095

		1,172,691
CASINOS & GAMING—0.2%
DraftKings, Inc., Cl. A*	537	24,186
CONSUMER STAPLES MERCHANDISE RETAIL—0.1%
Walmart, Inc.	119	11,660
DIVERSIFIED BANKS—0.5%
JPMorgan Chase & Co.	183	54,212
ELECTRIC UTILITIES—3.1%
Constellation Energy Corp.	322	112,004
NRG Energy, Inc.	1,295	216,524

		328,528
ELECTRICAL COMPONENTS & EQUIPMENT—2.2%
Eaton Corp. PLC	84	32,317
Vertiv Holdings Co., Cl. A	1,427	207,771

		240,088
ELECTRONIC COMPONENTS—0.7%
Coherent Corp.*	692	74,459
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.2%
Itron, Inc.*	192	23,912
ENVIRONMENTAL & FACILITIES SERVICES—1.5%
GFL Environmental, Inc.	3,120	157,061
FINANCIAL EXCHANGES & DATA—0.1%
S&P Global, Inc.	16	8,818
HEALTHCARE EQUIPMENT—0.2%
Intuitive Surgical, Inc.*	53	25,498
HOTELS RESORTS & CRUISE LINES—0.1%
Trip.com Group Ltd. ADR	148	9,168
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.8% (CONT.)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—6.2%
Talen Energy Corp.*	1,349	$ 509,342
Vistra Corp.	713	148,689

		658,031
INTERACTIVE HOME ENTERTAINMENT—4.3%
Roblox Corp., Cl. A*	1,416	195,111
Sea Ltd. ADR*	1,687	264,268

		459,379
INTERACTIVE MEDIA & SERVICES—12.6%
Alphabet, Inc., Cl. C	1,514	291,990
Meta Platforms, Inc., Cl. A	1,130	873,987
Pinterest, Inc., Cl. A*	4,226	163,124
Tencent Holdings, Ltd. ADR	299	20,951

		1,350,052
INTERNET SERVICES & INFRASTRUCTURE—1.8%
MongoDB, Inc., Cl. A*	224	53,287
Shopify, Inc., Cl. A*	122	14,910
Snowflake, Inc., Cl. A*	292	65,262
Twilio, Inc., Cl. A*	468	60,372

		193,831
INVESTMENT BANKING & BROKERAGE—1.5%
Robinhood Markets, Inc., Cl. A*	1,560	160,758
MOVIES & ENTERTAINMENT—2.8%
Netflix, Inc.*	123	142,606
Spotify Technology SA*	242	151,623

		294,229
PASSENGER AIRLINES—0.7%
Delta Air Lines, Inc.	396	21,071
United Airlines Holdings, Inc.*	597	52,721

		73,792
RESTAURANTS—0.3%
DoorDash, Inc., Cl. A*	143	35,786
SEMICONDUCTORS—20.4%
Astera Labs, Inc.*	864	118,135
Broadcom, Inc.	618	181,506
indie Semiconductor, Inc., Cl. A*	1,523	5,955
NVIDIA Corp.	8,240	1,465,649
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,715	414,378

		2,185,623
SYSTEMS SOFTWARE—14.0%
CyberArk Software Ltd.*	115	47,319
Microsoft Corp.	2,055	1,096,342
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.8% (CONT.)
SYSTEMS SOFTWARE—14.0% (CONT.)
Nebius Group NV, Cl. A*	3,367	$ 183,266
Oracle Corp.	506	128,408
ServiceNow, Inc.*	39	36,782

		1,492,117
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.9%
Apple, Inc.	509	105,653
Seagate Technology Holdings PLC	465	73,010
Western Digital Corp.	1,714	134,874

		313,537
TOTAL COMMON STOCKS (Cost $7,690,437)		10,243,995
PREFERRED STOCKS—4.2%
APPLICATION SOFTWARE—4.2%
Databricks, Inc., Series J(a),*,@	1,529	192,914
SB Technology, Inc., Series E(a),*,@	14,775	254,278

		447,192
TOTAL PREFERRED STOCKS (Cost $395,710)		447,192
SHORT-TERM SECURITIES—0.5%
MONEY MARKET FUNDS—0.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b)	50,672	50,672
(Cost $50,672)		50,672

Total Investments (Cost $8,136,819)	100.5%	$10,741,859
Unaffiliated Securities (Cost $8,136,819)		10,741,859
Liabilities in Excess of Other Assets	(0.5)%	(52,540)
NET ASSETS	100.0%	$10,689,319

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of July 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS | ALGER AI ENABLERS & ADOPTERS FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2025
Databricks, Inc., Series J	12/17/24	$141,432	$192,914	1.8%
SB Technology, Inc., Series E	10/23/24-12/18/24	254,278	254,278	2.4%
Total		$395,710	$447,192	4.2%
See Notes to Financial Statements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of  Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of  shares of  beneficial interest in thirteen series — Alger Capital Appreciation Fund, Alger Concentrated Equity Fund, Alger Growth & Income Fund, Alger 35 Fund, Alger Mid Cap Focus Fund, Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Weatherbie Specialized Growth Fund, Alger International Opportunities Fund, Alger International Small Cap Fund, Alger Health Sciences Fund and Alger AI Enablers & Adopters Fund (collectively, the “Funds” or individually, each a “Fund”). Each Fund normally invests primarily in equity securities. Each Fund, except for Alger Growth & Income Fund, has an investment objective of  long-term capital appreciation. Alger Growth & Income Fund has an investment objective of both capital appreciation and current income.
Each Fund offers one or more of  the following share classes: Class A, B, C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of  the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of  any sales charges or other fees. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of  a shareholder’s Class C shares, without the imposition of  any sales load, fee or other charge. Class B and C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019 Class C shares are only offered to investors through certain intermediaries, group retirement plan recordkeeping platforms or whose shares are held in an omnibus account. Separately, Class B shares are closed to new accounts, and existing Class B share investors may make additional purchases of Class B shares, but only through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I, Y and Z shares are generally sold to institutional investors and are sold without an initial or deferred sales charge. Class Y and Z shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of  the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of  the Fund’s assets).

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger International Small Cap Fund commenced operations on June 30, 2025.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), Fred Alger Management, LLC, the Funds' investment adviser (“Alger Management” or the “Investment Manager”), as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 3.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(“EBITDA”) multiples, transaction pricing, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.
NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2025 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$401,006,540	$401,006,540	$—	$—
Consumer Discretionary	267,235,065	267,235,065	—	—
Consumer Staples	2,745,498	2,745,498	—	—
Energy	6,696,344	6,696,344	—	—
Financials	91,709,473	91,709,473	—	—
Health Care	87,334,287	87,334,287	—	—
Industrials	146,010,918	146,010,918	—	—
Information Technology	1,157,253,070	1,157,253,070	—	—
Materials	14,441,521	14,441,521	—	—
Utilities	152,303,271	152,303,271	—	—
TOTAL COMMON STOCKS	$2,326,735,987	$2,326,735,987	$—	$—
PREFERRED STOCKS
Information Technology	34,117,730	—	958,009	33,159,721
SPECIAL PURPOSE VEHICLE
Information Technology	2,331,285	—	2,331,285	—
TOTAL INVESTMENTS IN SECURITIES	$2,363,185,002	$2,326,735,987	$3,289,294	$33,159,721

Alger Concentrated Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,225,339	$1,225,339	$—	$—
Consumer Discretionary	966,590	966,590	—	—
Financials	226,422	226,422	—	—
Health Care	188,258	188,258	—	—
Industrials	606,401	606,401	—	—
Information Technology	3,262,920	3,262,920	—	—
Utilities	457,145	457,145	—	—
TOTAL COMMON STOCKS	$6,933,075	$6,933,075	$—	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Concentrated Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$2,660	$2,660	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$6,935,735	$6,935,735	$—	$—

Alger Growth & Income Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$74,437,110	$74,437,110	$—	$—
Consumer Discretionary	54,136,448	54,136,448	—	—
Consumer Staples	41,464,525	41,464,525	—	—
Energy	28,208,221	28,208,221	—	—
Financials	107,434,528	107,434,528	—	—
Health Care	66,715,664	66,715,664	—	—
Industrials	46,337,115	46,337,115	—	—
Information Technology	245,217,246	245,217,246	—	—
Materials	10,064,681	10,064,681	—	—
Utilities	10,074,311	10,074,311	—	—
TOTAL COMMON STOCKS	$684,089,849	$684,089,849	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	2,685,634	2,685,634	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	21,520,445	21,520,445	—	—
SHORT-TERM INVESTMENTS
Money Market Funds	5,520,042	5,520,042	—	—
TOTAL INVESTMENTS IN SECURITIES	$713,815,970	$713,815,970	$—	$—

Alger 35 Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$7,920,603	$7,920,603	$—	$—
Consumer Discretionary	4,370,415	4,370,415	—	—
Financials	198,324	198,324	—	—
Health Care	2,275,522	2,275,522	—	—
Industrials	3,411,643	3,411,643	—	—
Information Technology	17,361,802	17,361,802	—	—
Materials	422,459	422,459	—	—
Utilities	4,303,690	4,303,690	—	—
TOTAL COMMON STOCKS	$40,264,458	$40,264,458	$—	$—
PREFERRED STOCKS
Health Care	593,024	—	—	593,024
Information Technology	525,490	—	—	525,490
TOTAL PREFERRED STOCKS	$1,118,514	$—	$—	$1,118,514
TOTAL INVESTMENTS IN SECURITIES	$41,382,972	$40,264,458	$—	$1,118,514

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$25,675,934	$25,675,934	$—	$—
Consumer Discretionary	27,849,303	27,849,303	—	—
Consumer Staples	2,538,809	2,538,809	—	—
Financials	15,592,025	15,592,025	—	—
Health Care	26,719,332	26,719,332	—	—
Industrials	53,351,107	53,351,107	—	—
Information Technology	83,944,072	81,537,410	2,406,662	—
Materials	5,422,268	5,422,268	—	—
Real Estate	4,936,173	4,936,173	—	—
Utilities	17,252,808	17,252,808	—	—
TOTAL COMMON STOCKS	$263,281,831	$260,875,169	$2,406,662	$—
PREFERRED STOCKS
Information Technology	10,094,932	—	—	10,094,932
SHORT-TERM INVESTMENTS
Money Market Funds	4,197,084	4,197,084	—	—
TOTAL INVESTMENTS IN SECURITIES	$277,573,847	$265,072,253	$2,406,662	$10,094,932

Alger Mid Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$18,937,958	$18,937,958	$—	$—
Consumer Discretionary	32,601,907	32,601,907	—	—
Consumer Staples	8,568,940	8,568,940	—	—
Financials	28,784,879	28,784,879	—	—
Health Care	14,489,715	14,489,715	—	—
Industrials	67,273,825	67,273,825	—	—
Information Technology	64,232,828	64,232,828	—	—
Materials	2,673,192	2,673,192	—	—
Real Estate	13,158,578	13,158,578	—	—
Utilities	13,803,377	13,803,377	—	—
TOTAL COMMON STOCKS	$264,525,199	$264,525,199	$—	$—
PREFERRED STOCKS
Health Care	— [1]	—	—	— [1]
Information Technology	1,015,734	—	—	1,015,734
TOTAL PREFERRED STOCKS	$1,015,734	$—	$—	$1,015,734
RIGHTS
Health Care	— [2]	—	—	— [2]
SPECIAL PURPOSE VEHICLE
Information Technology	1,410,728	—	1,410,728	—
WARRANTS
Information Technology	— [3]	—	— [3]	—
SHORT-TERM INVESTMENTS
Money Market Funds	3,215,394	3,215,394	—	—
TOTAL INVESTMENTS IN SECURITIES	$270,167,055	$267,740,593	$1,410,728	$1,015,734

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,699,524	$1,699,524	$—	$—
Consumer Discretionary	26,848,485	26,848,485	—	—
Consumer Staples	4,445,973	4,445,973	—	—
Energy	789,276	789,276	—	—
Financials	6,521,525	6,521,525	—	—
Health Care	52,878,919	52,747,627	—	131,292
Industrials	39,301,605	39,301,605	—	—
Information Technology	55,063,358	55,063,358	—	—
Materials	261,029	261,029	—	—
Utilities	937,218	937,218	—	—
TOTAL COMMON STOCKS	$188,746,912	$188,615,620	$—	$131,292
PREFERRED STOCKS
Health Care	425,670 [1]	—	—	425,670 [1]
Information Technology	1,060,136	—	—	1,060,136
TOTAL PREFERRED STOCKS	$1,485,806	$—	$—	$1,485,806
RIGHTS
Health Care	116,653 [2]	—	—	116,653 [2]
SPECIAL PURPOSE VEHICLE
Information Technology	1,914,789	—	1,914,789	—
SHORT-TERM INVESTMENTS
Money Market Funds	374,194	374,194	—	—
TOTAL INVESTMENTS IN SECURITIES	$192,638,354	$188,989,814	$1,914,789	$1,733,751

Alger Small Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$75,412,463	$75,412,463	$—	$—
Financials	51,626,088	51,626,088	—	—
Health Care	259,170,179	259,170,179	—	—
Industrials	219,919,832	219,919,832	—	—
Information Technology	155,834,292	155,834,292	—	—
Utilities	36,634,484	36,634,484	—	—
TOTAL COMMON STOCKS	$798,597,338	$798,597,338	$—	$—
PREFERRED STOCKS
Health Care	30,454,418	—	—	30,454,418
RIGHTS
Health Care	— [2]	—	—	— [2]
SHORT-TERM INVESTMENTS
Money Market Funds	25,054,644	25,054,644	—	—
TOTAL INVESTMENTS IN SECURITIES	$854,106,400	$823,651,982	$—	$30,454,418

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Weatherbie Specialized Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$31,129,146	$31,129,146	$—	$—
Financials	40,149,545	40,149,545	—	—
Health Care	87,513,730	87,406,227	—	107,503
Industrials	102,690,312	102,690,312	—	—
Information Technology	57,004,755	57,004,755	—	—
Real Estate	25,491,099	25,491,099	—	—
TOTAL COMMON STOCKS	$343,978,587	$343,871,084	$—	$107,503
PREFERRED STOCKS
Health Care	— [1]	—	—	— [1]
SHORT-TERM INVESTMENTS
Money Market Funds	2,359,312	2,359,312	—	—
TOTAL INVESTMENTS IN SECURITIES	$346,337,899	$346,230,396	$—	$107,503

Alger International Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$10,292,092	$—	$10,292,092	$—
Consumer Discretionary	16,023,763	11,509,007	4,514,756	—
Consumer Staples	11,404,083	3,777,455	7,626,628	—
Financials	35,386,231	7,653,165	27,733,066	—
Health Care	12,212,729	—	12,212,729	—
Industrials	29,660,690	6,520,872	23,139,818	—
Information Technology	29,813,822	16,834,292	12,979,530	—
Materials	9,161,134	—	9,161,134	—
Real Estate	2,863,744	—	2,863,744	—
TOTAL COMMON STOCKS	$156,818,288	$46,294,791	$110,523,497	$—
SHORT-TERM INVESTMENTS
Money Market Funds	7,845,019	7,845,019	—	—
TOTAL INVESTMENTS IN SECURITIES	$164,663,307	$54,139,810	$110,523,497	$—

Alger International Small Cap Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$174,212	$50,925	$123,287	$—
Consumer Discretionary	213,961	—	213,961	—
Consumer Staples	151,672	96,246	55,426	—
Energy	47,210	—	47,210	—
Financials	365,190	33,295	331,895	—
Health Care	147,995	—	147,995	—
Industrials	576,165	107,386	468,779	—
Information Technology	152,496	20,708	131,788	—
Materials	54,809	—	54,809	—
TOTAL COMMON STOCKS	$1,883,710	$308,560	$1,575,150	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger International Small Cap Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
REAL ESTATE INVESTMENT TRUST
Real Estate	$40,778	$—	$40,778	$—
SHORT-TERM INVESTMENTS
Money Market Funds	54,295	54,295	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,978,783	$362,855	$1,615,928	$—

Alger Health Sciences Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$675,932	$675,932	$—	$—
Health Care	52,242,003	47,945,011	4,116,992	180,000
TOTAL COMMON STOCKS	$52,917,935	$48,620,943	$4,116,992	$180,000
PREFERRED STOCKS
Health Care	2,778,424 [1]	—	—	2,778,424 [1]
REAL ESTATE INVESTMENT TRUST
Real Estate	5,333,508	5,333,508	—	—
RIGHTS
Health Care	— [2]	—	—	— [2]
SHORT-TERM INVESTMENTS
Money Market Funds	1,119,468	1,119,468	—	—
TOTAL INVESTMENTS IN SECURITIES	$62,149,335	$55,073,919	$4,116,992	$2,958,424

Alger AI Enablers & Adopters Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$2,103,660	$2,103,660	$—	$—
Consumer Discretionary	1,380,244	1,380,244	—	—
Consumer Staples	11,660	11,660	—	—
Financials	223,788	223,788	—	—
Health Care	124,005	124,005	—	—
Industrials	470,941	470,941	—	—
Information Technology	4,943,138	4,943,138	—	—
Utilities	986,559	986,559	—	—
TOTAL COMMON STOCKS	$10,243,995	$10,243,995	$—	$—
PREFERRED STOCKS
Information Technology	447,192	—	—	447,192

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger AI Enablers & Adopters Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$50,672	$50,672	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$10,741,859	$10,294,667	$—	$447,192

[1]
Each of Alger Mid Cap Growth Fund's, Alger Small Cap Growth Fund's, Alger Weatherbie Specialized Growth Fund's
and Alger Health Sciences Fund's holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2025.

[2]
Each of Alger Mid Cap Growth Fund's, Alger Small Cap Growth Fund's, Alger Small Cap Focus Fund's and Alger Health
Sciences Fund's holdings of Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of
July 31, 2025.

[3]	Alger Mid Cap Growth Fund's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of July 31, 2025.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2024	$6,704,443
Transfers into Level 3	—
Transfers out of Level 3	(958,009)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	7,291,484
Purchases and Sales/Distributions
Purchases	20,121,803
Sales/Distributions	—
Closing balance at July 31, 2025	33,159,721
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$7,291,484

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$2,411,253
Transfers into Level 3	—
Transfers out of Level 3	(2,331,285)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(79,968)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger 35 Fund	Preferred Stocks
Opening balance at November 1, 2024	$1,284,113
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(165,599)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	1,118,514
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$(165,599)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Focus Fund	Preferred Stocks
Opening balance at November 1, 2024	$2,208,387
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	1,828,112
Purchases and Sales/Distributions
Purchases	6,058,433
Sales/Distributions	—
Closing balance at July 31, 2025	10,094,932
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$1,828,112

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2024	$1,015,734*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	1,015,734*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Rights
Opening balance at November 1, 2024	$182,918
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(182,918)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$(182,918)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$1,455,441
Transfers into Level 3	—
Transfers out of Level 3	(1,410,728)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(44,713)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Common Stocks
Opening balance at November 1, 2024	$3,209,358
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(3,078,066)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	131,292
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$(3,078,066)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2024	$1,604,672*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(118,866)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	1,485,806*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$(118,866)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2024	$164,711
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(48,058)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	116,653*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$(48,058)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$1,976,793
Transfers into Level 3	—
Transfers out of Level 3	(1,914,789)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(62,004)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Preferred Stocks
Opening balance at November 1, 2024	$38,958,639
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(8,504,221)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	30,454,418
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$(8,504,221)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Rights
Opening balance at November 1, 2024	$3,691
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(3,691)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$(3,691)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Common Stocks
Opening balance at November 1, 2024	$2,627,864
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(2,520,361)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	107,503
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$(2,520,361)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Preferred Stocks
Opening balance at November 1, 2024	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2024	$4,400,001
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(4,220,001)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	180,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$(4,220,001)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2024	$3,554,283*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(775,859)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	2,778,424*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$(775,859)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Rights
Opening balance at November 1, 2024	$606,669
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(606,669)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$(606,669)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger AI Enablers & Adopters Fund	Preferred Stocks
Opening balance at November 1, 2024	$54,280
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	51,482
Purchases and Sales/Distributions
Purchases	341,430
Sales/Distributions	—
Closing balance at July 31, 2025	447,192
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$51,482

*	Includes securities that are fair valued at zero.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of July 31, 2025. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value July 31, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Capital Appreciation Fund
Preferred Stocks	$33,159,721	Market Approach	Revenue Multiple	22.99x-23.24x	23.20x
Alger 35 Fund
Preferred Stocks	1,118,514	Market Approach	Revenue Multiple	1.33x-22.99x	11.51x
Alger Mid Cap Focus Fund
Preferred Stocks	10,094,933	Market Approach	Revenue Multiple	22.99x-23.24x	23.16x
Alger Mid Cap Growth Fund
Preferred Stocks	1,015,734	Market Approach	Revenue Multiple	22.99x	N/A*
	—**	Income Approach	Discount Rate	100%	N/A*
Rights	—***	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A*
Alger Small Cap Growth Fund
Common Stocks	131,292	Market Approach	Revenue Multiple	1.33x	N/A*
Preferred Stocks	1,485,806	Market Approach	Revenue Multiple	1.33x-22.99x	16.78x
	—**	Income Approach	Discount Rate	100%	N/A*
Rights	116,653	Income Approach	Discount Rate Probability of Success	4.83%-100% 12%-44%	4.83% 39.12%
	—***	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A* N/A*
Alger Small Cap Focus Fund
Preferred Stocks	30,454,418	Market Approach	Revenue Multiple	1.33x	N/A*
Rights	—***	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A* N/A*
Alger Weatherbie Specialized Growth Fund
Common Stocks	107,503	Market Approach	Revenue Multiple	1.33x	N/A*
Preferred Stocks	—**	Income Approach	Discount Rate	100%	N/A*
Alger Health Sciences Fund
Common Stocks	180,000	Market Approach	Revenue Multiple	1.33x	N/A*
Preferred Stocks	2,778,424	Market Approach	Revenue Multiple	1.33x	N/A*
	—**	Income Approach	Discount Rate	100%	N/A*

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value July 31, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Rights	—***	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A* N/A*
Alger AI Enablers & Adopters Fund
Preferred Stocks	447,191	Market Approach	Revenue Multiple	22.99x-23.24x	23.10x

*	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
**	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2025.
***	Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of July 31, 2025.
The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue and EBITDA multiples, publicly traded comparable securities’ market value and revenue multiples, transaction pricing, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.  For the period ended July 31, 2025, there were no changes in valuation methodology on Level 3 investments.
NOTE 4 — Affiliated Securities:

During the period ended July 31, 2025, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the period ended July 31, 2025 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at July 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at July 31, 2025
Alger Capital Appreciation Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(79,968)	$2,331,285
Total	—	—	—	—	$—	$—	$(79,968)	$2,331,285

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at July 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at July 31, 2025
Alger Mid Cap Growth Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(34,581)	$1,008,123
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(10,132)	402,605
Total	—	—	—	—	$—	$—	$(44,713)	$1,410,728

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at July 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at July 31, 2025
Alger Small Cap Growth Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(51,871)	$1,512,185
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(10,133)	402,604
Total	—	—	—	—	$—	$—	$(62,004)	$1,914,789

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at July 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at July 31, 2025
Alger Small Cap Focus Fund
Preferred Stocks
Impulse Dynamics PLC, Series F-3	28,027,798	506,260,239 [2]	—	534,288,037	$—	$—	$(8,504,221)	$30,454,418
Total	28,027,798	506,260,239	—	534,288,037	$—	$—	$(8,504,221)	$30,454,418

[1]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the period ended
July 31, 2025.

[2]	Represents shares received due to a recapitalization of the security during the period ended July 31, 2025.